Financial instruments (Narrative) (Details) $ in Thousands, shares in Millions, oz in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) oz shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 53,521	$ 62,151	$ 31,109
Current liabilities	2,643	3,618
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Receivable due from the JV	$ 7,300	2,700
Credit risk [Member] | Joint ventures [Member] | Preference shares [Member]
Disclosure of detailed information about financial instruments [line items]
Preference shares redeemable share subscribed | shares	132.4
Maximum exposure to credit risk in relation to the preferred shares	$ 72,400
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in after tax net loss due to change in annualized interest rate	3,600
Decrease in after tax net loss due to change in annualized interest rate	(3,400)
Value at risk	600	600
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 100	$ 300
Gold price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Mineral resources, ounces of gold | oz	2.9
Value at risk	$ 7,000